FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES - Credit Rating (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of external credit grades [abstract]
Bank balances	$ 48,831	$ 57,842
A-1+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	3,283	2,396
A-1 [Member]
Disclosure of external credit grades [abstract]
Bank balances	42,146
AA- [Member]
Disclosure of external credit grades [abstract]
Bank balances	694
A+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	524	45,082
A [Member]
Disclosure of external credit grades [abstract]
Bank balances		3,138
A- [Member]
Disclosure of external credit grades [abstract]
Bank balances		403
A-3 [Member]
Disclosure of external credit grades [abstract]
Bank balances	128
B+ [Member]
Disclosure of external credit grades [abstract]
Bank balances	943	955
BA3 [Member]
Disclosure of external credit grades [abstract]
Bank balances	73	90
BBB+ [Member]
Disclosure of external credit grades [abstract]
Bank balances		4,635
BBB [Member]
Disclosure of external credit grades [abstract]
Bank balances	1,015	1,118
Non - Rated [Member]
Disclosure of external credit grades [abstract]
Bank balances	$ 25	$ 25